CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Capital Stock Explanatory [Abstract]
Disclosure of detailed information about number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Exercise	Expiry	December 31,			Forfeited/	December 31,
Price	Date	2022	Granted	Exercised	Expired	2023
$0.57(USD)	April 17, 2023	200,000	-	-	(200,000)	-
$0.50(USD)	August 20, 2023	700,000	-	-	(700,000)	-
$1.45(USD)	May 17, 2024	10,000	-	-	(10,000)	-
$0.78(USD)	August 19, 2024	700,000	-	-	-	700,000
$0.82(USD)	November 8, 2024	10,000	-	-	-	10,000
$0.76(USD)	February 11, 2025	200,000	-	-	-	200,000
$0.75(USD)	August 18, 2025	750,000	-	-	-	750,000
Total outstanding		2,570,000	-	-	(910,000)	1,660,000
Total exercisable		2,570,000	-	-	(910,000)	1,660,000

Exercise	Expiry	December 31,			Forfeited/	December 31,
Price	Date	2021	Granted	Exercised	Expired	2022
$0.90(USD)	July 6, 2022	50,000	-	-	(50,000)	-
$0.30(USD)	November 28, 2022	650,000	-	-	(650,000)	-
$0.57(USD)	April 17, 2023	200,000	-	-	-	200,000
$0.50(USD)	August 20, 2023	700,000	-	-	-	700,000
$1.45(USD)	May 17, 2024	10,000	-	-	-	10,000
$0.78(USD)	August 19, 2024	700,000	-	-	-	700,000
$0.82(USD)	November 8, 2024	10,000	-	-	-	10,000
$0.76(USD)	February 11, 2025	200,000	-	-	-	200,000
$0.75(USD)	August 18, 2025	750,000	-	-	-	750,000
Total outstanding		3,270,000	-	-	(700,000)	2,570,000
Total exercisable		2,953,333	-	-	(700,000)	2,570,000

Disclosure of detailed information about number and weighted average exercise prices of share options [Table Text Block]
		Weighted
		Average Exercise
	Number	Price
Outstanding, December 31, 2021	3,270,000	$0.61
Forfeited	(10,000)	$0.30
Expired	(690,000)	$0.34
Outstanding, December 31, 2022	2,570,000	$0.68
Expired	(910,000)	$0.53
Outstanding and exercisable, December 31, 2023	1,660,000	$0.76

Disclosure of detailed information about warrants, activity [Table Text Block]
	Share Purchase	Weighted average
	warrants	exercise price
Outstanding, December 31, 2021	3,500,005	$1.02	(1)
Outstanding, December 31, 2022	3,500,005	$0.96	(1)
Expired	(3,500,005)	$0.96	(1)
Outstanding, December 31, 2023	-	$-

Disclosure of detailed information about restricted share units [Table Text Block]

Outstanding, December 31, 2021	355,000
Forfeited	(2,500)
Repurchased	(117,500)
Granted	410,000
Outstanding, December 31, 2022	645,000
Settled	(123,336)
Repurchased	(130,850)
Granted	525,000
Outstanding, December 31, 2023	915,814